Debt (Details) - EUR (€) € in Millions	Jun. 30, 2020	Dec. 31, 2019	May 02, 2019
Disclosure of detailed information about borrowings [line items]
Current borrowings and current portion of non-current borrowings	€ 4,827	€ 4,876
Long-term debt	15,625	8,025
Borrowings	20,452
Borrowings	20,452
Assets and liabilities classified as held for sale [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	67		€ 782
Borrowings	67		€ 782
Notes
Disclosure of detailed information about borrowings [line items]
Current borrowings and current portion of non-current borrowings	1,097	1,450
Long-term debt	3,939	4,942
Borrowings From Banks
Disclosure of detailed information about borrowings [line items]
Current borrowings and current portion of non-current borrowings	2,594	2,097
Long-term debt	10,286	1,599
Borrowings	12,880	3,696
Borrowings	12,880	3,696
Asset-backed Financing
Disclosure of detailed information about borrowings [line items]
Current borrowings and current portion of non-current borrowings	26	151
Long-term debt	0	0
Lease liabilities [member]
Disclosure of detailed information about borrowings [line items]
Current borrowings and current portion of non-current borrowings	363	360
Long-term debt	1,327	1,280
Other debt
Disclosure of detailed information about borrowings [line items]
Current borrowings and current portion of non-current borrowings	747	818
Long-term debt	73	204
Borrowings	820	1,022
Borrowings	820	1,022
Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	20,452	12,901
Borrowings	20,452	12,901
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Notes
Disclosure of detailed information about borrowings [line items]
Borrowings	5,036	6,392
Borrowings	5,036	6,392
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Asset-backed Financing
Disclosure of detailed information about borrowings [line items]
Borrowings	26	151
Borrowings	26	151
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Lease liabilities [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,690	1,640
Borrowings	1,690	1,640
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Other debt
Disclosure of detailed information about borrowings [line items]
Borrowings	13,700	4,718
Borrowings	€ 13,700	€ 4,718